Loans (Individually Evaluated For Impairment By Class Of Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	$ 3,137	$ 3,329
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	3,448	3,764
Impaired Financing Receivable, Unpaid Principal Balance, Total	6,585	7,093
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,347	2,533
Impaired Financing Receivable, with Related Allowance, Recorded Investment	3,403	3,719
Impaired Financing Receivable, Recorded Investment, Total	5,750	6,252
Impaired Financing Receivable, Allocated Loans and Leases	20	64
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	2,421	2,642
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	3,504	3,785
Impaired Financing Receivable, Average Recorded Investment, Total	5,925	6,427
Impaired Financing Receivable, with no Related Allowance, Interest Income Recognized	135
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	196	221
Impaired Financing Receivable, Interest Income Recognized, Total	331	221
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	36	135
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	394	509
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	28	121
Impaired Financing Receivable, with Related Allowance, Recorded Investment	394	509
Impaired Financing Receivable, Allocated Loans and Leases	5	29
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	65	121
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	439	766
Impaired Financing Receivable, with no Related Allowance, Interest Income Recognized	1
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	12	22
Single-Family Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	322	334
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	128	123
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	161	173
Impaired Financing Receivable, with Related Allowance, Recorded Investment	128	123
Impaired Financing Receivable, Allocated Loans and Leases	1
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	166	180
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	130	125
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	7	7
Multi-Family Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	1,545	1,579
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	45	52
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,545	1,579
Impaired Financing Receivable, with Related Allowance, Recorded Investment	45	52
Impaired Financing Receivable, Allocated Loans and Leases		1
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	1,561	1,631
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	48	56
Impaired Financing Receivable, with no Related Allowance, Interest Income Recognized	95
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	3	13
Real Estate, Commercial, Non-Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	546	577
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,224	2,352
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	446	477
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,224	2,352
Impaired Financing Receivable, Allocated Loans and Leases	9	17
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	455	502
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	2,242	2,123
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	136	134
Real Estate, Commercial, Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	688	704
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	363	380
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	167	183
Impaired Financing Receivable, with Related Allowance, Recorded Investment	363	380
Impaired Financing Receivable, Allocated Loans and Leases	1	2
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	174	208
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	371	388
Impaired Financing Receivable, with no Related Allowance, Interest Income Recognized	39
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	20	25
Real Estate, Commercial, Land [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	294	348
Impaired Financing Receivable, with Related Allowance, Recorded Investment	249	303
Impaired Financing Receivable, Allocated Loans and Leases	4	15
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	274	327
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	$ 18	$ 20